TOBAM EMERGING MARKETS FUND

Portfolio of Investments

June 30, 2020

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 97.6%

Argentina — 0.2%
Globant SA*	1,438	$215,484

Brazil — 5.0%
Atacadao SA	58,800	216,360
B2W Cia Digital*	44,700	891,024
BB Seguridade Participacoes SA	30,300	153,615
CCR SA	138,000	368,721
Cielo SA	434,700	370,903
Hapvida Participacoes e Investimentos SA	16,800	194,318
IRB Brasil Resseguros SA	101,500	207,364
Magazine Luiza SA	49,600	654,876
Petrobras Distribuidora SA	77,800	307,303
Raia Drogasil SA	36,500	749,451
Suzano SA*	132,200	898,982

		5,012,917

China — 27.9%
AK Medical Holdings Ltd.	40,000	127,509
ANTA Sports Products, Ltd.	126,000	1,121,032
Autohome, Inc., ADR	2,638	199,169
Bosideng International Holdings, Ltd.	964,000	300,154
Brilliance China Automotive Holdings, Ltd.	168,000	152,054
Changchun High & New Technology Industry Group, Inc., Class A	6,400	393,840
China Communications Services Corp., Ltd., Class H	320,000	200,539
China Greatwall Technology Group Co. Ltd., Class A	49,500	92,937

	Number of Shares	Value

COMMON STOCKS — (Continued)

China — (Continued)
China Mengniu Dairy Co., Ltd.	119,000	$456,315
China Merchants Energy Shipping Co. Ltd., Class A	136,600	113,160
China National Software & Service Co. Ltd., Class A	9,700	109,237
China Northern Rare Earth Group High-Tech Co., Ltd., Class A*	61,700	81,742
China Resources Beer Holdings Co., Ltd.	120,000	669,840
China Resources Gas Group, Ltd.	246,000	1,203,632
Chongqing Zhifei Biological Products Co., Ltd., Class A	28,488	402,723
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	382,000	171,091
Dawning Information Industry Co. Ltd., Class A	24,300	132,575
ENN Energy Holdings, Ltd.	112,300	1,269,045
Eve Energy Co. Ltd., Class A	40,298	273,772
Fiberhome Telecommunication Technologies Co. Ltd., Class A	23,900	98,294
Gigadevice Semiconductor Beijing, Inc., Class A	8,500	285,147
GOME Retail Holdings, Ltd.*	2,335,000	391,397

See accompanying Notes to the Quarterly Portfolio of Investments.

TOBAM EMERGING MARKETS FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)

China — (Continued)
Guangdong Investment, Ltd.	478,000	$824,497
Hengan International Group Co., Ltd.	66,000	519,500
Hengtong Optic-electric Co. Ltd., Class A	37,300	87,075
Jiangsu Shagang Co. Ltd., Class A	44,200	78,834
Jiangsu Zhongtian Technology Co. Ltd., Class A	59,700	97,337
Jiangxi Zhengbang Technology Co., Ltd., Class A	52,200	129,499
Kingdee International Software Group Co., Ltd.	192,000	449,258
Lingyi ITech Guangdong Co., Class A*	107,200	162,325
LONGi Green Energy Technology Co., Ltd., Class A	79,600	460,448
Meituan Dianping, Class B*	29,300	654,749
Muyuan Foodstuff Co., Ltd., Class A	75,189	874,625
NAURA Technology Group Co. Ltd., Class A	9,800	237,559
New Hope Liuhe Co., Ltd., Class A	85,500	361,912
NIO, Inc., ADR*	148,139	1,143,633
Perfect World Co., Ltd., Class A	27,700	226,758
Pinduoduo, Inc., ADR*	10,837	930,248

	Number of Shares	Value

COMMON STOCKS — (Continued)

China — (Continued)
Ping An Healthcare And Technology Co. Ltd.*	28,900	$443,081
Sanan Optoelectronics Co., Ltd., Class A	77,700	276,080
Sangfor Technologies, Inc., Class A	5,496	160,745
SG Micro Corp., Class A	2,850	123,481
Shandong Gold Mining Co., Ltd., Class A	50,120	263,384
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	680,000	1,518,337
Shengyi Technology Co., Ltd., Class A	47,000	196,013
Shenzhen Goodix Technology Co., Ltd., Class A	8,800	278,979
Shenzhen Kaifa Technology Co. Ltd., Class A	25,900	80,612
Shenzhen Kangtai Biological Products Co., Ltd., Class A*	12,400	284,347
Shenzhou International Group Holdings, Ltd.	71,200	865,594
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	24,200	107,125
TAL Education Group, ADR*	21,536	1,472,632
TCL Corp., Class A	238,600	210,263
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	53,700	171,179

See accompanying Notes to the Quarterly Portfolio of Investments.

TOBAM EMERGING MARKETS FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)

China — (Continued)
Tianshui Huatian Technology Co. Ltd., Class A	51,700	$99,340
Tingyi Cayman Islands Holding Corp.	664,000	1,034,356
Unigroup Guoxin Microelectronics Co. Ltd., Class A*	11,500	118,802
Vipshop Holdings, Ltd., ADR*	25,887	515,410
Walvax Biotechnology Co., Ltd., Class A	29,400	217,581
Want Want China Holdings, Ltd.	1,447,000	1,099,154
Wens Foodstuffs Group Co., Ltd., Class A	124,320	384,585
Will Semiconductor, Ltd., Class A	10,841	311,994
Wingtech Technology Co. Ltd., Class A	17,700	317,483
WUS Printed Circuit Kunshan Co. Ltd., Class A	34,500	122,474
WuXi AppTec Co., Ltd., Class A	13,720	187,405
Yonyou Network Technology Co., Ltd., Class A	61,490	385,187
Yunnan Energy New Material Co. Ltd., Class A	14,000	130,876
Zai Lab Ltd., ADR*	3,000	246,390
Zhaojin Mining Industry Co., Ltd.	329,000	390,760

	Number of Shares	Value

COMMON STOCKS — (Continued)

China — (Continued)
Zhejiang NHU Co. Ltd., Class A	43,800	$180,857

		27,677,967

Colombia — 0.2%
Grupo de Inversiones Suramericana SA	47,677	236,482

Czech Republic — 0.1%
Komercni banka as*	5,861	136,718

Greece — 0.8%
JUMBO SA	30,441	547,205
OPAP SA	30,289	288,650

		835,855

Hong Kong — 1.4%
Sun Art Retail Group, Ltd.	817,500	1,402,521

India — 17.4%
Aurobindo Pharma, Ltd.	77,294	789,893
Avenue Supermarts Ltd.*	6,366	195,374
Bajaj Finance, Ltd.	12,214	459,713
Bandhan Bank Ltd.	78,980	336,811
Bharat Petroleum Corp., Ltd.	182,703	905,953
Bharti Airtel, Ltd.*	133,357	990,439
Bharti Infratel, Ltd.	104,800	308,038
Cipla, Ltd.	97,736	828,856
Container Corp Of India, Ltd.	46,757	258,549
Dr Reddy’s Laboratories, Ltd.	26,454	1,385,655
Eicher Motors, Ltd.	2,645	642,246
HCL Technologies, Ltd.	166,483	1,228,630
Hero MotoCorp, Ltd.	11,933	403,251

See accompanying Notes to the Quarterly Portfolio of Investments.

TOBAM EMERGING MARKETS FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)

India — (Continued)
Hindustan Petroleum Corp., Ltd.	204,706	$589,221
Indian Oil Corp., Ltd.	357,531	405,161
Infosys, Ltd.	80,688	784,345
InterGlobe Aviation, Ltd.	30,999	404,704
Lupin, Ltd.	64,882	783,970
Piramal Enterprises, Ltd.	8,575	154,336
Sun Pharmaceutical Industries, Ltd.	220,257	1,382,669
Tata Consultancy Services, Ltd.	50,615	1,393,306
Tech Mahindra, Ltd.	135,149	972,416
Titan Co., Ltd.	11,193	140,933
United Spirits, Ltd.*	90,840	712,608
Wipro, Ltd.	52,818	154,182
Zee Entertainment Enterprises, Ltd.	287,988	654,234

		17,265,493

Indonesia — 1.0%
Perusahaan Gas Negara Tbk PT	3,807,600	305,204
Telekomunikasi Indonesia Persero Tbk PT	1,900,900	407,196
Unilever Indonesia Tbk PT	526,200	292,001

		1,004,401

Malaysia — 3.5%
Axiata Group Bhd	743,685	619,222
Maxis Bhd	584,800	734,534
Public Bank Bhd	87,800	339,029
Top Glove Corp. Bhd	459,100	1,732,609

		3,425,394

	Number of Shares	Value

COMMON STOCKS — (Continued)

Mexico — 0.3%
Grupo Financiero Banorte SAB de CV, Class O	77,500	$268,162

Peru — 0.7%
Cia de Minas Buenaventura SAA, ADR	71,477	653,300

Poland — 0.9%
Orange Polska SA*	241,557	382,031
Polski Koncern Naftowy ORLEN SA	33,000	524,421

		906,452

Russia — 1.8%
Alrosa PJSC	356,920	324,550
PhosAgro PJSC, GDR	38,888	480,265
Polyus PJSC	4,621	776,455
Severstal PJSC	16,850	205,131

		1,786,401

South Africa — 2.1%
AngloGold Ashanti, Ltd.	27,263	802,138
Gold Fields, Ltd.	81,655	771,002
Sibanye Stillwater Ltd.*	224,730	487,950

		2,061,090

South Korea — 13.4%
AMOREPACIFIC Group	2,289	99,108
Celltrion Healthcare Co. Ltd.*	11,631	1,054,462
Celltrion Pharm, Inc.*	5,178	551,275
Celltrion, Inc.*	1,843	471,693
Cheil Worldwide, Inc.	11,130	153,618
Coway Co., Ltd.	16,026	968,844
Fila Korea, Ltd.	10,684	315,283
Hanmi Pharm Co., Ltd.	1,990	406,045

See accompanying Notes to the Quarterly Portfolio of Investments.

TOBAM EMERGING MARKETS FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)

South Korea — (Continued)
Hanon Systems	65,506	$496,451
Helixmith Co., Ltd.*	8,425	431,838
HLB, Inc.*	7,687	593,976
Hyundai Glovis Co., Ltd.	5,882	500,077
Hyundai Marine & Fire Insurance Co., Ltd.	20,531	394,123
Kangwon Land, Inc.	14,152	255,041
Kia Motors Corp.	27,277	737,095
KMW Co., Ltd.*	8,805	470,290
Korea Aerospace Industries, Ltd.	15,243	304,051
LG Uplus Corp.	52,152	532,953
NCSoft Corp.	2,161	1,607,627
Netmarble Corp.*	3,698	309,952
Orion Corp.	7,308	818,129
Samsung Fire & Marine Insurance Co., Ltd.	1,242	182,604
Shinsegae, Inc.	835	154,620
SK Telecom Co., Ltd.	6,892	1,213,808
Yuhan Corp.	7,010	296,986

		13,319,949

Taiwan — 9.5%
Accton Technology Corp.	77,000	597,951
Asustek Computer, Inc.	44,000	323,285
AU Optronics Corp.	1,125,000	355,084
Eclat Textile Co., Ltd.	57,660	671,687
Far EasTone Telecommunications Co., Ltd.	537,000	1,239,838
Feng TAY Enterprise Co., Ltd.	111,000	629,535
Inventec Corp.	690,000	589,064
Micro-Star International Co., Ltd.	72,000	263,589

	Number of Shares	Value

COMMON STOCKS — (Continued)

Taiwan — (Continued)
Nien Made Enterprise Co., Ltd.	49,000	$480,257
President Chain Store Corp.	81,000	814,834
Taiwan High Speed Rail Corp.	662,000	822,852
Taiwan Mobile Co., Ltd.	348,000	1,305,059
Tatung Co., Ltd.*	600,000	428,718
Wiwynn Corp.	26,000	710,787
Yageo Corp.	12,000	156,334

		9,388,874

Thailand — 8.9%
Advanced Info Service PCL	221,800	1,334,852
Airports of Thailand PCL	103,300	203,363
Bangkok Bank PCL	38,700	134,992
Bangkok Dusit Medical Services PCL	1,908,900	1,390,513
Bangkok Expressway & Metro PCL	2,592,000	799,788
Berli Jucker PCL	415,900	534,035
Charoen Pokphand Foods PCL	1,260,920	1,300,435
CP ALL PCL*	254,100	560,025
Energy Absolute PCL	496,600	635,489
Global Power Synergy PCL	176,000	421,607
Indorama Ventures PCL	289,000	261,632
Kasikornbank PCL	50,400	153,027
Thai Union Group PCL	1,032,200	434,501
TMB Bank PCL	6,288,300	215,017
True Corp. PCL	3,903,600	432,087

		8,811,363

See accompanying Notes to the Quarterly Portfolio of Investments.

TOBAM EMERGING MARKETS FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)

Turkey — 2.5%
BIM Birlesik Magazalar AS	101,501	$1,006,339
Eregli Demir ve Celik Fabrikalari TAS*	451,260	564,939
TAV Havalimanlari Holding AS	65,808	186,439
Tupras Turkiye Petrol Rafinerileri AS*	40,948	535,655
Turk Hava Yollari AO*	120,840	219,959

		2,513,331

TOTAL COMMON STOCKS (Cost $89,620,708)		96,922,154

PREFERRED STOCKS — 0.2%

South Korea — 0.2%
Hyundai Motor Co.(a)	4,104	196,236

TOTAL PREFERRED STOCKS (Cost $284,049)		196,236

TOTAL INVESTMENTS - 97.8% (Cost $89,904,757)		$97,118,390
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.2%		2,170,912

NET ASSETS - 100.0%		$99,289,302

*	Non-income producing.
(a)	Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.

ADR	American Depository Receipt
GDR	Global Depository Receipt
PCL	Public Company Limited

See accompanying Notes to the Quarterly Portfolio of Investments.

TOBAM EMERGING MARKETS FUND

Portfolio of Investments (Concluded)

June 30, 2020

(Unaudited)

At June 30, 2020, the Fund held the following open positions in futures contracts:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Cost	Notional Amount	Value and Unrealized Appreciation
MSCI® Emerging Markets Index	09/18/20	48	$2,349,450	$2,365,680	$16,230

					$16,230

See accompanying Notes to the Quarterly Portfolio of Investments.

TOBAM EMERGING MARKETS FUND

Notes to the Quarterly Portfolio of Investments

June 30, 2020

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The TOBAM Emerging Markets Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Securities that do not have a readily available current market value are valued in accordance with procedures adopted by the Trust’s Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to TOBAM (“TOBAM” or the “Adviser”) the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations. Prices for equity securities normally are supplied by an independent pricing service approved by the FundVantage Trust’s Board of Trustees. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as disclosed in their prospectuses). Exchange traded futures contracts are generally valued using the settlement price determined by the relevant exchange. Exchange traded futures contracts for which no settlement price is reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

TOBAM EMERGING MARKETS FUND

Notes to the Quarterly Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 —	quoted prices in active markets for identical securities;

•	Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.

The following is a summary of the inputs used, as of June 30, 2020, in valuing the Fund’s investments carried at fair value:

Assets	Total Value at 06/30/20	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Common Stocks:
Argentina	$215,484	$215,484	$—	$—
Brazil	5,012,917	5,012,917	—	—
China	27,677,967	4,507,482	23,170,485	—
Colombia	236,482	236,482	—	—
Czech Republic	136,718	—	136,718	—
Greece	835,855	547,205	288,650	—
Hong Kong	1,402,521	—	1,402,521	—
India	17,265,493	—	17,265,493	—

TOBAM EMERGING MARKETS FUND

Notes to the Quarterly Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

Assets	Total Value at 06/30/20	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Indonesia	$1,004,401	$—	$1,004,401	$—
Malaysia	3,425,394	—	3,425,394	—
Mexico	268,162	268,162	—	—
Peru	653,300	653,300	—	—
Poland	906,452	—	906,452	—
Russia	1,786,401	—	1,786,401	—
South Africa	2,061,090	—	2,061,090	—
South Korea	13,319,949	—	13,319,949	—
Taiwan	9,388,874	—	9,388,874	—
Thailand	8,811,363	—	8,811,363	—
Turkey	2,513,331	564,939	1,948,392	—
Preferred Stocks:
South Korea	196,236	—	196,236	—
Derivatives:
Equity Contracts:
Futures Contracts	16,230	16,230	—	—

Total Investments	$97,134,620	$12,022,201	$85,112,419	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, accounting principles generally accepted in the United States of America (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and

TOBAM EMERGING MARKETS FUND

Notes to the Quarterly Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended June 30, 2020, there were no transfers in or out of Level 3.

Futures Contracts — The Fund may use futures contracts for hedging or speculative purposes consistent with its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Statements of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss.

For the period ended June 30, 2020, the TOBAM Emerging Markets Fund’s monthly average volume of derivatives was as follows:

Long Futures Notional Cost
$1,272,248

TOBAM EMERGING MARKETS FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

June 30, 2020

(Unaudited)

B. Federal Tax Cost:

Federal tax cost*	$89,904,757

Gross unrealized appreciation	$17,640,691
Gross unrealized depreciation	(10,427,058)

Net unrealized depreciation	$7,213,633

*

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.